Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended						12 Months Ended	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 [UnexpiredInterestRateSwapMember]	Dec. 31, 2012 [DisposedUnexpiredInterestRateSwapMember]	Dec. 31, 2011 [MaturedInterestRateSwapsMember]	Dec. 31, 2012 [MaturedInterestRateSwapsMember]	Dec. 31, 2012 [MaturedInterestRateSwapaMember]	Dec. 31, 2012 [MaturedInterestRateSwapBMember]	Dec. 31, 2011 [MaturedInterestRateSwapCMember]	Dec. 31, 2011 [MaturedInterestRateSwapDMember]	Dec. 31, 2012 [SeanergyMaritimeHoldingsCorpMember]	Dec. 31, 2011 [SeanergyMaritimeHoldingsCorpMember]	Dec. 31, 2012 [VesselsHeldAndUsedMember]	Sep. 30, 2011 [SixInitialVesselsMember]
Derivatives Fair Value [Line Items]
Number Of Interest Rate Derivatives Held												1	4
Number of interest rate swaps matured												2	2
Notional Amount Of Interest Rate Derivatives				$ 25,775	$ 50,000	$ 74,927	$ 54,297
Derivative Maturity Dates				Jun. 10, 2013	Jan. 25, 2013
Derivative Fixed Interest Rate				3.96%	3.13%			4.84%	4.80%	3.2925%	2.96%
Interest rate swaps variable interest rate				3-month USD Libor quarterly	6-month USD Libor semiannually	3-month USD Libor quarterly		6-month USD Libor semiannually	3-month USD Libor quarterly
Vessels Net Before Impairment															291,264
Deferred Costs Before Impairment															2,731
AssetImpairmentCharges	147,143	188,995	0											24,078	188,995
Vessels Net After Impairment															103,863
Deferred Costs After Impairment															1,137
Goodwill	$ 0	$ 4,365											$ 4,365